Aug. 30, 2019
LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 30, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED AUGUST 30, 2019, OF

WESTERN ASSET OREGON MUNICIPALS FUND (THE “FUND”)

The following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund until September 13, 2019:

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.